Financial Risk Factors and Risk Management - Designated Hedging Instruments in Interest Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Carrying amount
Other financial assets	€ 9,033	€ 5,147
Interest Rate Hedges | Interest Rate Risk | Interest Rate Swaps for EUR
FINANCIAL RISK FACTORS
Notional amount	4,550
Carrying amount
Other financial assets	0
Other financial liabilities	(49)
Change in fair value used for measuring ineffectiveness	(49)
Interest Rate Hedges | Interest Rate Risk | Interest Rate Swaps for USD
FINANCIAL RISK FACTORS
Notional amount	285
Carrying amount
Other financial assets	7
Other financial liabilities	0
Change in fair value used for measuring ineffectiveness	€ 7